OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER LONG-TERM ASSETS [Abstract]
Severance pay fund	$ 24,543	$ 22,147
Long-term deposits	1,940	1,914
Deferred tax assets	3,875	4,615
Other investment	2,895
Other long-term assets	$ 33,253	$ 28,676